Summary of Significant Accounting Policies (Details) - Schedule of Financial Assets that were Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Assets:
Investment in marketable securities	$ 44,126	$ 171,633
Fair Value, Inputs, Level 1 [Member]
Assets:
Investment in marketable securities	44,126	171,633
Fair Value, Inputs, Level 2 [Member]
Assets:
Investment in marketable securities
Fair Value, Inputs, Level 3 [Member]
Assets:
Investment in marketable securities